Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2012
Rent Expense for Operating Leases

Rent expense for the Company’s operating leases consist of the following (in thousands):

	March 31, 2012	April 2, 2011	April 3, 2010
Minimum rentals	$61,364	$43,875	$26,246
Contingent rent	11,209	3,049	1,071

Total rent expense	$72,573	$46,924	$27,317

Future Minimum Lease Payments under Terms of Noncancelable Operating Lease Agreements

Future minimum lease payments under the terms of these noncancelable operating lease agreements are as follows (in thousands):

Fiscal year ending
2013	$61,996
2014	65,104
2015	66,571
2016	63,374
2017	60,770
Thereafter	217,950

$535,765